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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2008

Check here if Amendment [X]; Amendment Number:    2
                                               -------------

     This Amendment (Check only one.): [X] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CITADEL LIMITED PARTNERSHIP
Address: 131 SOUTH DEARBORN
         CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PATRICIA A. STASNY
Title:   GLOBAL CONTROLLER
Phone:   (312) 395-3889

Signature, Place, and Date of Signing:


   /s/ PATRICIA A. STASNY           CHICAGO, ILLINOIS             5/29/2009
------------------------------   -----------------------   ---------------------
         [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         10

Form 13F Information Table Value Total:  $416, 995(thousands)

List of Other Included Managers:

    NO.        FORM 13F FILE NUMBER      NAME

    1          28-13182                  Citadel Holdings I LP

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                                    FORM 13F

                            Name of Reporting Manager
Page 1 of 1                Citadel Limited Partnership

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
                                                                                                             (SEC USE ONLY)

           Item 1:              Item 2:  Item 3:    Item 4:          Item 5:           Item 6:     Item 7:      Item 8:
                                                    Value    ---------------------                         Voting Authority
                               Title of              (In       Shrs or   Sh/  Put/   Investment     Other  ----------------
       Name of Issuer            Class    CUSIP   thousands)   Prn Amt   Prn  Call   Discretion   Managers Sole Shared None
------------------------------ -------- --------- ---------- ----------- ---- ---- -------------- -------- ---- ------ ----
AMERICAN INTERNATIONAL GROUP
  8.5% MAND 5/15/11              Bond   026874115   104,408  131,250,000  Prn      Shared-defined    --    N/A
ARCHER-DANIELS-MIDLAND
  6.25% MAND 6/1/11 - REGISTE    Bond   039483201    21,920   25,000,000  Prn      Shared-defined    --    N/A
CIT GROUP INC 7.75%
  MAND 11/17/2010 - REGISTERED   Bond   125581405    11,608   31,250,000  Prn      Shared-defined    --    N/A
COMCAST INTO SPRINT 2% EXCH
  10/15/29 - REGISTERED          Bond   200300507    88,225  181,578,552  Prn      Shared-defined    --    N/A
GENERAL MOTORS 6.25%
  CB 07/15/33 - REGISTERED       Bond   370442717    90,428  170,017,500  Prn      Shared-defined    --    N/A
GENERAL MOTORS 5.25%
  CB 03/6/32 - REGISTERED        Bond   370442733         1        1,175  Prn      Shared-defined     1    N/A
GENERAL MOTORS 5.25%
  CB 03/6/32 - REGISTERED        Bond   370442733    26,750   48,750,000  Prn      Shared-defined    --    N/A
LEGG MASON 7%
  MAND 6/30/11- REGISTERED       Bond   524901303    18,795   22,500,000  Prn      Shared-defined    --    N/A
TRIBUNE 2% EXCHG INTO
  AOL DUE 5/15/2029              Bond   896047305         3       10,990  Prn      Shared-defined     1    N/A
TRIBUNE 2% EXCHG INTO
  AOL DUE 5/15/2029              Bond   896047305    54,858  240,914,145  Prn      Shared-defined    --    N/A

   COLUMN TOTALS                                    416,995
   LONG MARKET VALUE                                416,995
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